Income Tax (Details) - Schedule of deferred income tax assets and liabilities - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Tax losses carried forward	¥ 215,639	¥ 152,728
Provision of other receivables	6,079	4,715
Deductible advertisement expenses	5,519	7,083
Accrued payroll and other expenses	260	1,990
Total gross deferred tax assets	227,497	166,516
Valuation allowance on deferred tax assets	(184,566)	(146,471)
Deferred tax assets, net of valuation allowance	42,931	20,045
Deferred tax liabilities
Capitalized contract costs	(10,622)	(13,606)
Equity investment gain	(542)	(388)
Operating lease	(6,234)	(263)
Surplus on revaluation	(3,975)	(6,452)
Total gross deferred tax liabilities	(21,373)	(20,709)
Net deferred tax liabilities	¥ 21,558	¥ (664)